Operating Segments Information - Production Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of products and services [line items]
Production Information	$ 977,447.2	$ 32,977.3	$ 947,938.3	$ 843,497.4
Wafer [member]
Disclosure of products and services [line items]
Production Information	874,572.6		861,170.8	766,228.8
Others [member]
Disclosure of products and services [line items]
Production Information	$ 102,874.6		$ 86,767.5	$ 77,268.6